Equity Securities Issued (Details Textual) - USD ($)		6 Months Ended
	Feb. 11, 2019	Dec. 31, 2019	Nov. 27, 2019	Nov. 12, 2019	Jul. 19, 2019
Equity Securities Issued (Textual)
Re-valued grant date		Re-valued at grant date 6 November 2019 after being approved by shareholders with a value of $368,000.
Issued share price pursuant to ADS public offering					$ 0.10
Issued share price in lieu of payment for services				$ 0.16
Unexercised options share price			$ 0.50
Dr Gary Jacob [Member]
Equity Securities Issued (Textual)
Options granted	$ 975,000